Leases - Summary of Operating Lease Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of assets subject to operating lease [Line Items]
Operating lease assets	₩ 2,593,578	₩ 1,782,887
Gross Carrying Amount | Prepaid lease assets [Member]
Disclosure of assets subject to operating lease [Line Items]
Operating lease assets	3,121	4,579
Carrying Amount | Operating lease assets [Member]
Disclosure of assets subject to operating lease [Line Items]
Operating lease assets	2,590,457	1,778,308
Acquisition cost | Operating lease assets [Member]
Disclosure of assets subject to operating lease [Line Items]
Operating lease assets	3,320,275	2,299,968
Accumulated depreciation | Operating lease assets [Member]
Disclosure of assets subject to operating lease [Line Items]
Operating lease assets	₩ (729,818)	₩ (521,660)